TAXES PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TAXES PAYABLE
Payroll charges	R$ 136,428	R$ 100,301
ICMS (state VAT)	92,320	99,430
COFINS (tax on revenue)	26,139	51,444
IPI (federal VAT)	41,474	38,153
IVA (value-added tax) and others	251,812	310,761
Taxes payable	R$ 548,173	R$ 600,089